Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:
Items	Useful lives
Office equipment	3 ~ 5 years
Machinery	5~10 years
Electronic equipment	3 years
Motor Vehicle	4 years
Leasehold improvement	1 ~ 3 years

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

As of
	April 30, 2026	April 30, 2025
Period end RMB:US $l exchange rate	US$1=RMB 6.8628	US$1=RMB 7.2014

Six months end average RMB:US $l exchange rate	US$1=RMB 6.9788	US$1=RMB 7.1825